Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT INVESTMENT TRUST
Entity Central Index Key	0000911507
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000019980
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class A
Trading Symbol	LCRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
AssetsNet	$ 4,722,806,975
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000019982
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class C
Trading Symbol	LCRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[2]
AssetsNet	$ 4,722,806,975
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000054885
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class F
Trading Symbol	LCRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[3]
AssetsNet	$ 4,722,806,975
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000188234
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class F3
Trading Symbol	LCROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$13	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[4]
AssetsNet	$ 4,722,806,975
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000019984
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class I
Trading Symbol	LCRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[5]
AssetsNet	$ 4,722,806,975
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000054886
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R2
Trading Symbol	LCRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$47	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[6]
AssetsNet	$ 4,722,806,975
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000054887
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R3
Trading Symbol	LCRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$42	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[7]
AssetsNet	$ 4,722,806,975
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000156620
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R4
Trading Symbol	LCRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[8]
AssetsNet	$ 4,722,806,975
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000156621
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R5
Trading Symbol	LCRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[9]
AssetsNet	$ 4,722,806,975
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000156622
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	LCRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$13	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[10]
AssetsNet	$ 4,722,806,975
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000019975
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class A
Trading Symbol	LACFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.09%	[11]
AssetsNet	$ 719,094,508
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000019977
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class C
Trading Symbol	LACCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.70%	[12]
AssetsNet	$ 719,094,508
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000054882
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class F
Trading Symbol	LBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$54	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[13]
AssetsNet	$ 719,094,508
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000188232
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class F3
Trading Symbol	LOCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$45	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.81%	[14]
AssetsNet	$ 719,094,508
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000019979
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class I
Trading Symbol	LCFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%	[15]
AssetsNet	$ 719,094,508
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000019978
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class P
Trading Symbol	LCFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	1.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.34%	[16]
AssetsNet	$ 719,094,508
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000054883
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R2
Trading Symbol	LBCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$82	1.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.49%	[17]
AssetsNet	$ 719,094,508
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000054884
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R3
Trading Symbol	LCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$76	1.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.39%	[18]
AssetsNet	$ 719,094,508
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000156617
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R4
Trading Symbol	LCFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%	[19]
AssetsNet	$ 719,094,508
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000156618
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R5
Trading Symbol	LCFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$49	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%	[20]
AssetsNet	$ 719,094,508
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000156619
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R6
Trading Symbol	LCFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.81%	[21]
AssetsNet	$ 719,094,508
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000162898
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class A
Trading Symbol	LAPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[22]
AssetsNet	$ 5,130,978,569
Holdings Count | Holding	671
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000162899
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class C
Trading Symbol	LAPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%	[23]
AssetsNet	$ 5,130,978,569
Holdings Count | Holding	671
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000162900
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class F
Trading Symbol	LPLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$26	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[24]
AssetsNet	$ 5,130,978,569
Holdings Count | Holding	671
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000188256
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class F3
Trading Symbol	LOPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[25]
AssetsNet	$ 5,130,978,569
Holdings Count | Holding	671
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000162901
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class I
Trading Symbol	LAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[26]
AssetsNet	$ 5,130,978,569
Holdings Count | Holding	671
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000162903
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R3
Trading Symbol	LAPQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$46	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[27]
AssetsNet	$ 5,130,978,569
Holdings Count | Holding	671
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000162904
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R4
Trading Symbol	LAPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[28]
AssetsNet	$ 5,130,978,569
Holdings Count | Holding	671
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000162905
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R5
Trading Symbol	LAPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$20	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[29]
AssetsNet	$ 5,130,978,569
Holdings Count | Holding	671
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000162906
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	LAPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[30]
AssetsNet	$ 5,130,978,569
Holdings Count | Holding	671
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000055470
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class A
Trading Symbol	LFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[31]
AssetsNet	$ 4,347,032,460
Holdings Count | Holding	429
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000055472
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class C
Trading Symbol	LARCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%	[32]
AssetsNet	$ 4,347,032,460
Holdings Count | Holding	429
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000055473
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class F
Trading Symbol	LFRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[33]
AssetsNet	$ 4,347,032,460
Holdings Count | Holding	429
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000188252
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class F3
Trading Symbol	LFROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[34]
AssetsNet	$ 4,347,032,460
Holdings Count | Holding	429
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000055474
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class I
Trading Symbol	LFRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[35]
AssetsNet	$ 4,347,032,460
Holdings Count | Holding	429
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000055475
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R2
Trading Symbol	LFRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$61	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[36]
AssetsNet	$ 4,347,032,460
Holdings Count | Holding	429
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000055476
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R3
Trading Symbol	LRRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$56	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[37]
AssetsNet	$ 4,347,032,460
Holdings Count | Holding	429
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156647
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R4
Trading Symbol	LRRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$43	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[38]
AssetsNet	$ 4,347,032,460
Holdings Count | Holding	429
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156648
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R5
Trading Symbol	LRRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[39]
AssetsNet	$ 4,347,032,460
Holdings Count | Holding	429
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156649
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R6
Trading Symbol	LRRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[40]
AssetsNet	$ 4,347,032,460
Holdings Count | Holding	429
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019985
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class A
Trading Symbol	LHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[41]
AssetsNet	$ 3,269,060,300
Holdings Count | Holding	691
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019987
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class C
Trading Symbol	LHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%	[42]
AssetsNet	$ 3,269,060,300
Holdings Count | Holding	691
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054888
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class F
Trading Symbol	LHYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[43]
AssetsNet	$ 3,269,060,300
Holdings Count | Holding	691
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000188236
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class F3
Trading Symbol	LHYOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[44]
AssetsNet	$ 3,269,060,300
Holdings Count | Holding	691
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019989
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class I
Trading Symbol	LAHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[45]
AssetsNet	$ 3,269,060,300
Holdings Count | Holding	691
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054889
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R2
Trading Symbol	LHYQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$66	1.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[46]
AssetsNet	$ 3,269,060,300
Holdings Count | Holding	691
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054890
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R3
Trading Symbol	LHYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[47]
AssetsNet	$ 3,269,060,300
Holdings Count | Holding	691
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156623
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R4
Trading Symbol	LHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$48	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[48]
AssetsNet	$ 3,269,060,300
Holdings Count | Holding	691
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156624
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R5
Trading Symbol	LHYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[49]
AssetsNet	$ 3,269,060,300
Holdings Count | Holding	691
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156625
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R6
Trading Symbol	LHYVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[50]
AssetsNet	$ 3,269,060,300
Holdings Count | Holding	691
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000020002
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class A
Trading Symbol	LAGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[51]
AssetsNet	$ 6,453,462,836
Holdings Count | Holding	498
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000020004
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class C
Trading Symbol	LAUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$67	1.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%	[52]
AssetsNet	$ 6,453,462,836
Holdings Count | Holding	498
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054897
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class F
Trading Symbol	LAUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[53]
AssetsNet	$ 6,453,462,836
Holdings Count | Holding	498
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000188242
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class F3
Trading Symbol	LOGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[54]
AssetsNet	$ 6,453,462,836
Holdings Count | Holding	498
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000020001
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class I
Trading Symbol	LAUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[55]
AssetsNet	$ 6,453,462,836
Holdings Count | Holding	498
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054898
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R2
Trading Symbol	LAUQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$55	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[56]
AssetsNet	$ 6,453,462,836
Holdings Count | Holding	498
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054899
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R3
Trading Symbol	LAURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[57]
AssetsNet	$ 6,453,462,836
Holdings Count | Holding	498
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156632
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R4
Trading Symbol	LAUKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$37	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[58]
AssetsNet	$ 6,453,462,836
Holdings Count | Holding	498
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156633
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R5
Trading Symbol	LAUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[59]
AssetsNet	$ 6,453,462,836
Holdings Count | Holding	498
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156634
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R6
Trading Symbol	LAUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[60]
AssetsNet	$ 6,453,462,836
Holdings Count | Holding	498
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000099493
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class A
Trading Symbol	LIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[61]
AssetsNet	$ 873,154,273
Holdings Count | Holding	751
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

C000099494
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class C
Trading Symbol	LIFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$67	1.33%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%	[62]
AssetsNet	$ 873,154,273
Holdings Count | Holding	751
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

C000099495
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class F
Trading Symbol	LIFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[63]
AssetsNet	$ 873,154,273
Holdings Count | Holding	751
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

C000188254
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class F3
Trading Symbol	LIFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[64]
AssetsNet	$ 873,154,273
Holdings Count | Holding	751
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

C000099496
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class I
Trading Symbol	LIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[65]
AssetsNet	$ 873,154,273
Holdings Count | Holding	751
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

C000099497
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R2
Trading Symbol	LIFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$56	1.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[66]
AssetsNet	$ 873,154,273
Holdings Count | Holding	751
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

C000099498
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R3
Trading Symbol	LIFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$52	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[67]
AssetsNet	$ 873,154,273
Holdings Count | Holding	751
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

C000156650
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R4
Trading Symbol	LIFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[68]
AssetsNet	$ 873,154,273
Holdings Count | Holding	751
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

C000156651
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R5
Trading Symbol	LIFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$26	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[69]
AssetsNet	$ 873,154,273
Holdings Count | Holding	751
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

C000156652
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R6
Trading Symbol	LIFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[70]
AssetsNet	$ 873,154,273
Holdings Count | Holding	751
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

C000020006
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class A
Trading Symbol	LABFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[71]
AssetsNet	$ 2,059,207,104
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000020008
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class C
Trading Symbol	BFLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$62	1.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%	[72]
AssetsNet	$ 2,059,207,104
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000054900
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class F
Trading Symbol	BLAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[73]
AssetsNet	$ 2,059,207,104
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000188244
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class F3
Trading Symbol	LOBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[74]
AssetsNet	$ 2,059,207,104
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000020005
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class I
Trading Symbol	LABYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[75]
AssetsNet	$ 2,059,207,104
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000020009
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class P
Trading Symbol	LABPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[76]
AssetsNet	$ 2,059,207,104
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000054901
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R2
Trading Symbol	BLAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$42	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[77]
AssetsNet	$ 2,059,207,104
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000054902
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R3
Trading Symbol	BLARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$37	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[78]
AssetsNet	$ 2,059,207,104
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000156635
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R4
Trading Symbol	BLASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[79]
AssetsNet	$ 2,059,207,104
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000156636
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R5
Trading Symbol	BLATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[80]
AssetsNet	$ 2,059,207,104
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000156637
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R6
Trading Symbol	BLAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$8	0.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[81]
AssetsNet	$ 2,059,207,104
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000020010
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	ISFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[82]
AssetsNet	$ 789,726,807
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000020012
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	ISFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$62	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%	[83]
AssetsNet	$ 789,726,807
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000054903
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class F
Trading Symbol	LIGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[84]
AssetsNet	$ 789,726,807
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000188246
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class F3
Trading Symbol	ISFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$8	0.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[85]
AssetsNet	$ 789,726,807
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000020014
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class I
Trading Symbol	ISFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[86]
AssetsNet	$ 789,726,807
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000054904
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R2
Trading Symbol	LIGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$42	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[87]
AssetsNet	$ 789,726,807
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000054905
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R3
Trading Symbol	LIXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$37	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[88]
AssetsNet	$ 789,726,807
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000156638
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R4
Trading Symbol	LIXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[89]
AssetsNet	$ 789,726,807
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000156639
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	LIXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[90]
AssetsNet	$ 789,726,807
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000156640
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	LIXVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[91]
AssetsNet	$ 789,726,807
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000180461
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class A
Trading Symbol	LDCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[92]
AssetsNet	$ 653,589,318
Holdings Count | Holding	469
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000180462
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class C
Trading Symbol	LDCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%	[93]
AssetsNet	$ 653,589,318
Holdings Count | Holding	469
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000180463
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class F
Trading Symbol	LDCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[94]
AssetsNet	$ 653,589,318
Holdings Count | Holding	469
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000180464
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class F3
Trading Symbol	LSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$16	0.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[95]
AssetsNet	$ 653,589,318
Holdings Count | Holding	469
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000180465
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class I
Trading Symbol	LSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[96]
AssetsNet	$ 653,589,318
Holdings Count | Holding	469
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000180467
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R3
Trading Symbol	LDCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$45	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[97]
AssetsNet	$ 653,589,318
Holdings Count | Holding	469
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000180468
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R4
Trading Symbol	LSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[98]
AssetsNet	$ 653,589,318
Holdings Count | Holding	469
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000180469
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R5
Trading Symbol	LSCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[99]
AssetsNet	$ 653,589,318
Holdings Count | Holding	469
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000180470
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R6
Trading Symbol	LDCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$16	0.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[100]
AssetsNet	$ 653,589,318
Holdings Count | Holding	469
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000019992
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class A
Trading Symbol	LALDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[101]
AssetsNet	$ 43,777,243,308
Holdings Count | Holding	1,121
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019994
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class C
Trading Symbol	LDLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$62	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%	[102]
AssetsNet	$ 43,777,243,308
Holdings Count | Holding	1,121
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054891
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class F
Trading Symbol	LDLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[103]
AssetsNet	$ 43,777,243,308
Holdings Count | Holding	1,121
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000188238
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class F3
Trading Symbol	LOLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[104]
AssetsNet	$ 43,777,243,308
Holdings Count | Holding	1,121
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019991
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class I
Trading Symbol	LLDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[105]
AssetsNet	$ 43,777,243,308
Holdings Count | Holding	1,121
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054892
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R2
Trading Symbol	LDLQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$50	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[106]
AssetsNet	$ 43,777,243,308
Holdings Count | Holding	1,121
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054893
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R3
Trading Symbol	LDLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[107]
AssetsNet	$ 43,777,243,308
Holdings Count | Holding	1,121
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156626
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R4
Trading Symbol	LDLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[108]
AssetsNet	$ 43,777,243,308
Holdings Count | Holding	1,121
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156627
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R5
Trading Symbol	LDLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[109]
AssetsNet	$ 43,777,243,308
Holdings Count | Holding	1,121
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156628
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R6
Trading Symbol	LDLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[110]
AssetsNet	$ 43,777,243,308
Holdings Count | Holding	1,121
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000173880
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class A
Trading Symbol	LUBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[111]
AssetsNet	$ 16,580,217,068
Holdings Count | Holding	652
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000213736
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class A1
Trading Symbol	LUSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[112]
AssetsNet	$ 16,580,217,068
Holdings Count | Holding	652
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000173881
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class F
Trading Symbol	LUBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[113]
AssetsNet	$ 16,580,217,068
Holdings Count | Holding	652
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000188258
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class F3
Trading Symbol	LUBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[114]
AssetsNet	$ 16,580,217,068
Holdings Count | Holding	652
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000173882
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class I
Trading Symbol	LUBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[115]
AssetsNet	$ 16,580,217,068
Holdings Count | Holding	652
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000173883
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class R5
Trading Symbol	LUBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[116]
AssetsNet	$ 16,580,217,068
Holdings Count | Holding	652
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000173884
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class R6
Trading Symbol	LUBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[117]
AssetsNet	$ 16,580,217,068
Holdings Count | Holding	652
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000019995
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class A
Trading Symbol	LTRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[118]
AssetsNet	$ 3,621,196,187
Holdings Count | Holding	560
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000019997
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class C
Trading Symbol	LTRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%	[119]
AssetsNet	$ 3,621,196,187
Holdings Count | Holding	560
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000054894
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class F
Trading Symbol	LTRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[120]
AssetsNet	$ 3,621,196,187
Holdings Count | Holding	560
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000188241
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class F3
Trading Symbol	LTROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[121]
AssetsNet	$ 3,621,196,187
Holdings Count | Holding	560
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000019999
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class I
Trading Symbol	LTRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[122]
AssetsNet	$ 3,621,196,187
Holdings Count | Holding	560
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000019998
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class P
Trading Symbol	LTRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[123]
AssetsNet	$ 3,621,196,187
Holdings Count | Holding	560
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000054895
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R2
Trading Symbol	LTRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$52	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[124]
AssetsNet	$ 3,621,196,187
Holdings Count | Holding	560
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000054896
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R3
Trading Symbol	LTRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$47	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[125]
AssetsNet	$ 3,621,196,187
Holdings Count | Holding	560
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000156629
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R4
Trading Symbol	LTRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$34	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[126]
AssetsNet	$ 3,621,196,187
Holdings Count | Holding	560
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000156630
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R5
Trading Symbol	LTRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[127]
AssetsNet	$ 3,621,196,187
Holdings Count | Holding	560
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000156631
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R6
Trading Symbol	LTRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[128]
AssetsNet	$ 3,621,196,187
Holdings Count | Holding	560
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

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